INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
INVESTMENT
5	INVESTMENT

Investment in Vivi Holdings, Inc.

Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corporation, together with its 99.9% ownership interest of Qpagos Mexico and Redpag, to Vivi.

As consideration for the disposal Vivi issued an aggregate of 2,250,000 Shares of its common stock as follows: 2,047,500 Shares to the Company; 56,250 Shares to the Company's designee, Mr. Andrey Novikov; 33,750 Shares to the Company's designee, the Joseph W. & Patricia G. Abrams Family Trust; and 112,500 Shares to the Company's designee, Mr. Gaston Pereira.

Due to the lack of available information, the Vivi Shares were valued by a modified market method, whereby the value of the assets disposed of were determined by management using the enterprise value of the entire Company less the liabilities and assets retained by the Company.

As of September 30, 2020, the Company impaired the carrying value of the investment in Vivi by $1,019,960 based on Vivi's lack of ability to execute on its proposed IPO and fund raising activities, largely impacted by the COVID-19 pandemic.

The shares in Vivi are unlisted as of September 30, 2020.

	September 30, 2020	December 31, 2019

Investment in Vivi Holdings, Inc.	$1,019,961	$1,019,961
Impairment provision	(1,019,960)	-
	$1	$1,019,961

6	INVESTMENT

Investment in Vivi Holdings, Inc.

Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp, together with its 99.9% ownership interest of Qpagos Corporations' two Mexican entities: QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.

As consideration for the disposal Vivi issued an aggregate of 2,250,000 Shares of its common stock as follows: 2,047,500 Shares to the Company; 56,250 Shares to the Company's designee, Mr. Andrey Novikov; 33,750 Shares to the Company's designee, the Joseph W. & Patricia G. Abrams Family Trust; and 112,500 Shares to the Company's designee, Mr. Gaston Pereira.

Due to the lack of available information, the Vivi Shares were valued by a modified market method, whereby the value of the assets disposed of were determined by management using the enterprise value of the entire Company less the liabilities and assets retained by the Company.

The shares in Vivi Holdings, Inc., are unlisted as of December 31, 2019.

December 31, 2019

Investment in Vivi Holdings, Inc.	$1,019,961